Stock-Based Compensation - Stock Option Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jul. 31, 2020	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Number of Shares
Beginning balance	7,837,023	8,206,926	10,291,959	6,845,834
Granted (in shares)		353,900	969,762	4,267,151
Expired or forfeited (in shares)	(46,899)	(265,033)	(209,313)	(125,642)
Exercised (in shares)	(326,030)	(458,770)	(2,845,482)	(695,384)
Ending balance	7,464,094	7,837,023	8,206,926	10,291,959
Exercisable	5,542,247	4,832,586
Fully vested or expected to vest	6,717,685	7,053,321
Weighted Average Exercise Price
Beginning balance	$ 5.39	$ 4.74	$ 3.31	$ 1.94
Granted (in USD per share)		17.54	13.50	5.17
Expired or forfeited (in USD per share)	10.87	6.82	9.46	2.93
Exercised (in USD per share)	2.64	2.27	2.20	1.35
Ending balance	5.48	5.39	$ 4.74	$ 3.31
Exercisable	4.07	$ 3.68
Outstanding, Weighted Average Remaining contractual term (Years)
Outstanding, Weighted Average Remaining contractual term (Years)		6 years 6 months 14 days	7 years 4 months 2 days	7 years 9 months 7 days
Fully vested or expected to vest	$ 5.48	$ 5.39
Aggregate Intrinsic Value
Exercised, Aggregate Intrinsic Value		$ 126,245	$ 7,639	$ 2,617
Exercisable, Aggregate Intrinsic Value		86,099
Fully vested or expected to vest, Aggregate Intrinsic Value		$ 113,620
Exercisable, Weighted Average Remaining contractual term (Years)		5 years 10 months 17 days
Fully vested or expected to vest, Weighted Average Remaining contractual term (Years)		6 years 6 months 14 days